Administrative expenses	12 Months Ended
Dec. 31, 2020
Administrative expenses [Line Items]
Administrative expenses

24.  Administrative expenses

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Personnel expenses	34,500	38,566	34,656
Professional fees	10,517	13,924	15,324
Sundry charges	7,766	7,489	3,965
Depreciation and amortization	3,700	3,825	1,295
Board of Directors’ compensation	2,178	2,202	3,252
Software licenses	1,731	1,706	1,824
Subscriptions and quotes	1,405	1,492	1,938
Insurance	1,272	720	645
Communications	973	1,296	1,512
Donations	708	1,030	1,617
Short-term and low-value lease	611	1,011	5,818
Maintenance and repairs	579	953	2,732
Consumption of materials and supplies	393	422	436
Canons and tributes	318	410	388
Transport	255	878	1,212
Travel and mobility	153	373	467
Allowance for expected credit losses, note 7(f)	126	—	18

	67,185	76,297	77,099

Minera Yanacocha SRL and subsidiary [Member]
Administrative expenses [Line Items]
Administrative expenses	20. Administrative expenses This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Management expenses, note 24	874	1,341	1,317
Other	353	403	1,466

	1,227	1,744	2,783